SHARE-BASED PAYMENT ARRANGEMENTS (Details Narrative) - USD ($) $ / shares in Units, $ in Millions						12 Months Ended
	May 24, 2023	Jul. 14, 2022	May 19, 2022	Feb. 26, 2022	May 20, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 20, 2021
IfrsStatementLineItems [Line Items]
Number of shares issued						1,200,000
Weighted average exercise price						$ 0.92	$ 0.87	$ 0.71
Weighted average remaining contractual life						8 years 9 months 18 days	8 years 9 months 18 days
Maximum number of shares purchased under NCIB	9,000,000.0		8,900,000		7,200,000
Percentage Of Common Shares Issued And Outstanding As Shares Purchased In Ncib	5.00%		5.00%						5.00%
Number of shares outstanding	180,000,000		178,300,000						143,000,000
Restricted Stock Units [Member]
IfrsStatementLineItems [Line Items]
Vesting term description						Each RSU, which have a vesting term of up to 3 years and subject to forfeiture in certain circumstances, entitles the holder to one Common Share.
Expense from share-based payment transactions						$ 5.5
Bonus Restricted Stock Units [Member]
IfrsStatementLineItems [Line Items]
Vesting term description						the Company issues additional RSUs (“Bonus RSUs”) with a value of (i) 15% of the commission withheld (the percentage was 25% prior to June 16, 2022) if an agent has not met the Cap and (ii) 30% of the commission withheld (the percentage was 50% prior to June 16, 2022) if an agent has met the Cap. The Bonus RSUs have a one-year vesting term and are subject to forfeiture in certain circumstances. The RSUs purchased under the program are expensed to cost of goods sold and the Bonus RSUs are expensed to stock-based compensation expense. Both are amortized over the vesting period with a corresponding increase in stock-based compensation reserve.
Omnibus Incentive Plan [Member]
IfrsStatementLineItems [Line Items]
Percentage of common stock issued and outstanding		15.00%		20.00%
Number of shares issued				35,600,000
Number of shares authorized		70,000,000